Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Equipment and Accumulated Depreciation

Property and equipment and accumulated depreciation is as follows (in thousands):

	Estimated Useful Lives	December 31,
		2017	2016
Furniture, fixtures and equipment	Five to 10 years	$31,858	$10,413
Software	3 years	21,172	14,265
Leasehold improvements	Lesser of life or lease term	3,855	1,755

		56,885	26,433
Less accumulated depreciation		(20,226)	(11,078)

		$36,659	$15,355